CONSOLIDATED FINANCIAL STATEMENT DETAILS - Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories:
Ore in stockpiles	$ 512.3	$ 469.6
Ore on leach pads	708.5	701.3
In-process	186.9	139.5
Finished metal	19.4	17.3
Materials and supplies	374.5	367.9
Inventories, subtotal	1,801.6	1,695.6
Long-term portion of ore in stockpiles and ore on leach pads	(558.4)	(542.6)
Total inventories	$ 1,243.2	$ 1,153.0